Redeemable Non-Controlling Interests (Details) - P3 Health Partners Inc. - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 03, 2021
Noncontrolling Interest [Line Items]
Re-measurement adjustment recorded against fair value of redeemable noncontrolling interest	$ 0	$ 0
P3 Health Group, LLC
Noncontrolling Interest [Line Items]
Non-controlling interests, ownership percentage by noncontrolling owners	83.00%	83.00%	83.00%